SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment net, Goodwill and Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 25, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment expense		$ 0	$ 143,655
Goodwill	$ 38,201			$ 143,655
Morning Star
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment expense	0
Goodwill	$ 38,201
Software
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of Intangible assets	10 years
Trademark
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of Intangible assets	10 years
Technology | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of Intangible assets	4 years 3 months 18 days
Technology | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of Intangible assets	6 years 3 months 18 days
Computer equipment and application software | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	2 years
Computer equipment and application software | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	3 years
Furniture and vehicles
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	5 years